Inventories	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Inventories
9. Inventories

	December 31, 2019	December 31, 2018

Ore stockpiles	$3,859	$1,620
In-process inventory and finished goods	81,282	59,974
Materials and supplies	78,093	76,291
	$163,234	$137,885

The cost of materials and supplies consumed during the year and included in production costs amounted to $321,138 (2018 – $259,813).
Charges of $632 and $1,894 were recognized in production costs and depreciation, respectively, during the year ended December 31, 2019 to reduce the cost of gold, lead and zinc concentrate inventory at Olympias and Stratoni to net realizable value (December 31, 2018 - $1,465 recognized in production costs).